LONG-TERM INVESTMENTS (Details 2) - CNY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Zhishang
Summarized financial information of the equity method investments
Current assets	¥ 16,915,455	¥ 28,296,240
Non current assets	1,519,523	445,861
Current liabilities	1,319,972	1,193,824
Equity	17,115,006	27,548,277
Net revenue	5,910
Cost and operating expenses	11,813,664	2,577,214
Loss before income taxes	(10,433,271)	(2,451,723)
Net loss	(10,433,271)	(2,451,723)
Other equity method investments
Summarized financial information of the equity method investments
Current assets	30,555,039	21,934,816
Non current assets	588,119	299,538
Current liabilities	4,300,511	7,532,973
Equity	26,842,647	14,701,381
Net revenue	612,939	143,100
Cost and operating expenses	26,771,669	3,881,674
Loss before income taxes	(24,963,580)	(3,730,703)
Net loss	¥ (24,963,580)	¥ (3,730,703)